[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 21, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	First American Strategy Funds, Inc (Registration Nos. 333-07463 and 811-07687)

Ladies and Gentlemen:

On behalf of First American Strategy Funds, Inc (the “Registrant”), we are transmitting Post-Effective Amendment No. 34 and Amendment No. 34 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Nuveen Strategy Aggressive Growth Allocation Fund, Nuveen Strategy Growth Allocation Fund, Nuveen Balanced Allocation Fund and Nuveen Strategy Conservative Allocation Fund, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that this Amendment will become effective on March 21, 2011. We believe that the Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

       Morrison C. Warren